Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

CF Trans Transferor LLC (the “Company”)
Natixis Securities Americas LLC
FORT CRE 2018-1 Issuer LLC
FORT CRE 2018-1 Transferor LLC
(together with the Company, the “Specified Parties”)

Re:	FORT CRE 2018-1 – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “Fortress 2018 CRE CLO Accounting Tape.xlsx” provided to us on November 1, 2018 (the “Data File”) containing information on 19 mortgage assets (the “Mortgage Assets” and the related 19 mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral in the offering of the FORT CRE 2018-1, Floating Rate Notes and Preferred Shares (the “Securities”). The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated.  Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated.  Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Cut-off Date” means the payment date in October 2018, as provided by the Company.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.

•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.

•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Assets and all related Mortgaged Properties in the Data File.

A.
We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions).  Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.
Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes for the Mortgage Assets and related Mortgaged Properties and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File.  Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Assets and Mortgaged Properties, (iii) the reliability or accuracy of the Loan Files, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the Mortgage Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Assets being securitized, (iii) the compliance of the originator of the Mortgage Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Assets that would be material to the likelihood that the issuer of the Securities will pay interest and principal in accordance with applicable terms and conditions.  The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

McLean, Virginia
November 1, 2018

ATTACHMENT A
COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Address	Appraisal Report, Loan Agreement
Property City	Appraisal Report
Property State	Appraisal Report
Property Zip Code	USPS Internet Site, Appraisal Report
Property County	Appraisal Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report, Construction Progress Report, Draw Request Inspection Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Underwriting Summary, Borrower Rent Roll, Appraisal Report
Unit of Measure	Underwriting Summary, Borrower Rent Roll, Appraisal Report
Occupancy %	Underwriting Summary, Borrower Rent Roll, STR Report
Occupancy Source Date	Underwriting Summary, Borrower Rent Roll, STR Report
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement, Asset Summary Report
Assumed Loan (Y/N)	Loan Agreement, Settlement Statement
Borrower Name	Loan Agreement, Promissory Note
Principals	Guaranty Agreement, Loan Agreement
Related Borrower (Y/N)	Loan Agreement, Promissory Note
Note Date	Loan Agreement, Promissory Note
First Payment Date	Loan Agreement
Mortgage Asset Commitment Original Balance ($)	Loan Agreement, Promissory Note
Mortgage Asset Initial Funded Amount ($)	Promissory Note/Loan Agreement
Future Funding Trigger / Requirements	Loan Agreement
Mortgage Asset Cut-off Date Balance ($)	Loan Agreement, Servicer Report
Cut-off Date Subordinate Debt ($)	Loan Agreement, Servicer Report
Cut-off Date Pari Passu Debt ($)	Loan Agreement, Servicer Report

Attribute	Source Document(s)
Initial Maturity Date	Loan Agreement, Extension Option Execution Agreement
Current Maturity Date	Loan Agreement, Extension Option Execution Agreement
Extension Options	Loan Agreement, Extension Option Execution Agreement
Extension Options Description	Loan Agreement, Extension Option Execution Agreement
First Extension Fee %	Loan Agreement, Extension Option Execution Agreement
First Extension Period (Months)	Loan Agreement, Extension Option Execution Agreement
First Extension Floor	Loan Agreement, Extension Option Execution Agreement
First Extension Cap	Loan Agreement, Extension Option Execution Agreement
Second Extension Fee %	Loan Agreement, Extension Option Execution Agreement
Second Extension Period (Months)	Loan Agreement, Extension Option Execution Agreement
Second Extension Floor	Loan Agreement, Extension Option Execution Agreement
Second Extension Cap	Loan Agreement, Extension Option Execution Agreement
Third Extension Fee %	Loan Agreement, Extension Option Execution Agreement
Third Extension Period (Months)	Loan Agreement, Extension Option Execution Agreement
Third Extension Floor	Loan Agreement, Extension Option Execution Agreement
Third Extension Cap	Loan Agreement, Extension Option Execution Agreement
Exit Fee %	Loan Agreement
Fully Extended Maturity Date	Loan Agreement, Extension Option Execution Agreement
Rate Type	Loan Agreement
Index for Floating Rate	Loan Agreement
Fully Funded Mortgage Loan Margin %	Loan Agreement
Rounding Factor	Loan Agreement
Time of Rounding (Before Spread, After Spread)	Loan Agreement
Rounding Direction	Loan Agreement
Lookback Period	Loan Agreement
Mortgage Rate Floor	Loan Agreement
LIBOR Cap Provider	Interest Rate Cap Agreement, Loan Agreement

Attribute	Source Document(s)
LIBOR Cap Provider Rating	Bloomberg Screenshot
LIBOR Cap Strike Price %	Interest Rate Cap Agreement, Loan Agreement
LIBOR Cap Expiration	Interest Rate Cap Agreement
Interest Accrual Basis	Loan Agreement
Interest Rate Change	Loan Agreement
Interest Rate Change Amount	Loan Agreement
Interest Rate Change Trigger	Loan Agreement
Grace Period Default (Days)	Loan Agreement
Grace Period Late (Days)	Loan Agreement
Grace Period Balloon (Days)	Loan Agreement
Original Prepayment Provision	Loan Agreement, Extension Option Execution Agreement
Remaining Prepayment Provision	Loan Agreement, Extension Option Execution Agreement
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
Partial Release and/or Prepayment Description	Loan Agreement
Amortization Type During Initial Term	Loan Agreement
Amortization Type During Extensions	Loan Agreement
Amort Number of Months	Loan Agreement
Amortization Start Date	Loan Agreement
Original Amortization Term	Loan Agreement
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Underwriting Summary
Third Most Recent Actual Revenues	Underwriting Summary

Attribute	Source Document(s)
Third Most Recent Actual Expenses	Underwriting Summary
Third Most Recent Actual NOI	Underwriting Summary
Third Most Recent Actual NCF	Underwriting Summary
Second Most Recent As Of Date	Underwriting Summary
Second Most Recent Actual Revenues	Underwriting Summary
Second Most Recent Actual Expenses	Underwriting Summary
Second Most Recent Actual NOI	Underwriting Summary
Second Most Recent Actual NCF	Underwriting Summary
Most Recent As Of Date	Underwriting Summary
Most Recent Actual Revenues	Underwriting Summary
Most Recent Actual Expenses	Underwriting Summary
Most Recent Actual NOI	Underwriting Summary
Most Recent Actual NCF	Underwriting Summary
Underwritten Occupancy %	Underwriting Summary
Underwritten Revenues	Underwriting Summary
Underwritten Expenses	Underwriting Summary
Underwritten NOI	Underwriting Summary
Underwritten Reserves	Underwriting Summary
Underwritten NCF	Underwriting Summary
Underwritten Stabilized Occupancy %	Underwriting Summary
Underwritten Stabilized Revenues	Underwriting Summary
Underwritten Stabilized Expenses	Underwriting Summary
Underwritten Stabilized NOI	Underwriting Summary
Underwritten Stabilized Reserves	Underwriting Summary
Underwritten Stabilized NCF	Underwriting Summary
Appraisal Stabilized Occupancy %	Underwriting Summary, Appraisal Report
Appraisal Stabilized Revenues	Underwriting Summary, Appraisal Report
Appraisal Stabilized Expenses	Underwriting Summary, Appraisal Report

Attribute	Source Document(s)
Appraisal Stabilized NOI	Underwriting Summary, Appraisal Report
Appraisal Stabilized Reserves	Underwriting Summary, Appraisal Report
Appraisal Stabilized NCF	Underwriting Summary, Appraisal Report
Loan Cross Portfolio Name	Provided by the Company
Lien Position	Title Policy
Full Recourse (Y/N/Partial)	Guaranty Agreement, Loan Agreement
Recourse Provisions	Guaranty Agreement, Loan Agreement
Recourse Carveout Guarantor	Guaranty Agreement, Loan Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease, Ground Lease Estoppel, Ground Lease Abstract
Ground Lease Initial Expiration Date	Ground Lease, Ground Lease Estoppel, Ground Lease Abstract
Ground Lease Extension (Y/N)	Ground Lease, Ground Lease Estoppel, Ground Lease Abstract
# of Ground Lease Extension Options	Ground Lease, Ground Lease Estoppel, Ground Lease Abstract
Ground Lease Expiration Date with Extension	Ground Lease, Ground Lease Estoppel, Ground Lease Abstract
Type of Lockbox	Loan Agreement, Cash Management Agreement,
Cash Management (Springing/In-place)	Loan Agreement, Cash Management Agreement,
Lockbox Trigger Event	Loan Agreement, Cash Management Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Environmental Escrow (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Tax Escrow (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Tax Escrow (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Springing Tax Escrow Description	Loan Agreement
Insurance Escrow (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Insurance Escrow (Monthly)	Loan Agreement, Settlement Statement, Servicer Report
Springing Insurance Escrow Description	Loan Agreement
Replacement Reserve (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement

Attribute	Source Document(s)
Replacement Reserve (Monthly)	Loan Agreement, Settlement Statement, Servicer Report
Springing Replacement Reserve Description	Loan Agreement
TI/LC Reserve (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Monthly TI/LC Reserve ($)	Loan Agreement, Settlement Statement, Servicer Report
Springing TI/LC Reserve Description	Loan Agreement
Cut-off Other Reserve 1 ($)	Servicer Report, Settlement Statement, Loan Agreement
Other Escrow 1 (Monthly)	Loan Agreement, Settlement Statement, Servicer Report
Other (Springing) Escrow Reserve 1 Description	Loan Agreement
Cut-off Other Reserve 2 ($)	Servicer Report, Settlement Statement, Loan Agreement
Other Escrow 2 (Monthly)	Loan Agreement, Settlement Statement, Servicer Report
Other (Springing) Escrow Reserve 2 Description	Loan Agreement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Certificate of Environmental Insurance
Seismic Report Date	Seismic Report, Seismic Reliance Letter
Seismic PML %	Seismic Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report and Certificate of Property Insurance
Single-Tenant (Y/N)	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
Property Manager	Property Management Agreement
TIC (Y/N)	Loan Agreement, TIC Agreement
Max Number of TICs	Loan Agreement, TIC Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel, Loan Agreement
DST (Y/N)	Loan Agreement, Promissory Note
IDOT (Y/N)	Loan Agreement, Promissory Note

Attribute	Source Document(s)
Largest Tenant Name	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
Largest Tenant SqFt	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
Largest Tenant Exp Date	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
2nd Largest Tenant Name	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
2nd Largest Tenant SqFt	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
2nd Largest Tenant Exp Date	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
3rd Largest Tenant Name	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
3rd Largest Tenant SqFt	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
3rd Largest Tenant Exp Date	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
4th Largest Tenant Name	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
4th Largest Tenant SqFt	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
4th Largest Tenant Exp Date	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
5th Largest Tenant Name	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
5th Largest Tenant SqFt	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
5th Largest Tenant Exp Date	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (IO)	Cut-off Date Mortgage Rate multiplied by Interest Accrual Basis multiplied by Mortgage Asset Cut-off Date Balance ($).
Annual Debt Service Payment (P&I)
Cut-off Date Mortgage Rate multiplied by Interest Accrual Basis multiplied by Mortgage Asset Cut-off Date Balance ($), plus the amount of amortization based off the amortization methodology in the Loan Agreement if applicable.

Annual Debt Service Payment (Cap)
Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Mortgage Asset Cut-off Date Balance ($), plus the amount of amortization based off the amortization methodology in the Loan Agreement if applicable.

Fully Funded Annual Debt Service Payment ($)
Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Asset Balloon Payment ($), plus the amount of amortization based off the amortization methodology in the Loan Agreement if applicable.

Mortgage Loan Cut-off Date Future Funding Remaining Balance ($)
For Mortgage Assets which have a Mortgage Asset Initial Funded Amount ($) lower than the Mortgage Asset Commitment Original Balance ($), Mortgage Asset Commitment Original Balance ($) minus Mortgage Asset Cut-off Date Balance ($).

Mortgage Asset % of Total Cut-off Date Balance	Mortgage Asset Cut-off Date Balance ($) divided by the sum of all Mortgage Assets’ Mortgage Asset Cut-off Date Balance ($).
Mortgage Asset Balloon Payment ($)
For Mortgage Assets whose Amortization Type During Initial Term is “Interest Only, Balloon,” equal to Commitment Original Balance ($). For all Mortgage Assets whose Amortization Type During Initial Term is “Interest Only, Amortizing, Balloon,” Commitment Original Balance ($) less the amount of principal amortization accumulated up to the Initial Maturity Date based off the amortization methodology in the Loan Agreement.

Mortgage Asset Cut-off Date Balance / Unit ($)
Mortgage Asset Cut-off Date Balance ($) divided by No of Units. For pari passu participation Mortgage Assets, Mortgage Loan Cut-off Date Balance / Unit ($) is based on the whole loan cut-off date balance divided by the No of Units.

Committed Mortgage Asset Cut-off Date Balance / Unit ($)
Commitment Original Balance ($) divided by No of Units. For pari passu participation Mortgage Assets, Committed Mortgage Loan Cut-off Date Balance / Unit ($) is based on the committed whole loan cut-off date balance divided by the No of Units.

Mortgage Loan Balloon Payment / Unit ($)
Mortgage Asset Balloon Payment ($) divided by No of Units. For pari passu participation Mortgage Assets, Mortgage Loan Balloon Payment / Unit ($) is based on the whole loan balloon payment divided by the No of Units.

Attribute	Calculation Methodology
Initial Loan Term (Original)	Number of payments between and including the Initial Maturity Date and the First Payment Date.
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date
First Extension Fee ($)	First Extension Fee % multiplied by Mortgage Asset Commitment Original Balance ($)
Second Extension Fee ($)	Second Extension Fee % multiplied by Mortgage Asset Commitment Original Balance ($)
Third Extension Fee ($)	Third Extension Fee % multiplied by Mortgage Asset Commitment Original Balance ($)
Exit Fee ($)	Exit Fee % multiplied by Mortgage Asset Commitment Original Balance ($)
Fully Extended Loan Term (Original)	Number of payments between and including the Fully Extended Maturity Date and the First Payment Date.
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Seasoning
Cut-off Date Mortgage Rate
LIBOR of 2.1250%, as provided by the Company, rounded by the applicable Rounding Factor in the applicable Rounding Direction, plus Fully Funded Mortgage Loan Margin %, subject to the Mortgage Rate Floor and the Mortgage Rate Cap.

Mortgage Loan Cut-off Date Gross Margin	Equal to the Fully Funded Mortgage Loan Margin %.
Mortgage Rate Cap	Fully Funded Mortgage Loan Margin % plus LIBOR Cap Strike Price %.
LIBOR Floor %	Mortgage Rate Floor minus Fully Funded Mortgage Loan Margin %.
Fully Funded Mortgage Loan Rate %
LIBOR of 2.1250%, as provided by the Company, rounded by the applicable Rounding Factor in the applicable Rounding Direction, plus Fully Funded Mortgage Loan Margin %, subject to the Mortgage Rate Floor and the Mortgage Rate Cap, the Interest Rate Change Amount and the Interest Rate Change Trigger.

Attribute	Calculation Methodology
B Note / Mezz Loan %	Cut-off Date Subordinate Debt ($) divided by the sum of the Mortgage Asset Cut-off Date Balance ($) and Cut-off Date Subordinate Debt ($).
Pari Passu Loan %	Cut-off Date Pari Passu Debt ($) divided by the sum of Cut-off Date Pari Passu Debt ($) and Mortgage Asset Cut-off Date Balance ($)
IO Number of Months	Initial Loan Term (Original) minus Amort Number of Months
Mortgage Asset Cut-off Date (As-Is) LTV Ratio 1)
Mortgage Asset Cut-off Date Balance ($) divided by As-Is Appraised Value. For pari passu participation Mortgage Assets, Mortgage Asset Cut-off Date (As-Is) LTV Ratio 1) is based on the whole loan cut-off date balance divided by As-Is Appraised Value.

Mortgage Asset Adjusted Cut-Off Date LTV
Mortgage Asset Cut-off Date Balance ($) net of Engineering/Deferred Maintenance Escrow (Cut-off Date), Replacement Reserve (Cut-off Date), TI/LC Reserve (Cut-off Date), and any other funded cash reserves other than taxes, insurance, operating, shortfall, seasonal, and/or debt service reserves, divided by As-Is Appraised Value.

For pari passu participation Mortgage Assets, Mortgage Asset Adjusted Cut-Off Date LTV is based on whole loan cut-off date balance ($) net of Engineering/Deferred Maintenance Escrow (Cut-off Date), Replacement Reserve (Cut-off Date), TI/LC Reserve (Cut-off Date), and any other funded cash reserves other than taxes, insurance, operating, shortfall, seasonal, and/or debt service reserves, divided by As-Is Appraised Value.

Adjusted Total Debt Cut-Off Date LTV
For Mortgage Assets which have a Cut-off Date Subordinate Debt ($) balance, the sum of Mortgage Asset Cut-off Date Balance ($) and Cut-off Date Subordinate Debt ($), net of Replacement Reserve (Cut-off Date), TI/LC Reserve (Cut-off Date), and any other funded cash reserves other than taxes, insurance, operating, shortfall, seasonal, and/or debt service reserves divided by As-Is Appraised Value.

Committed Mortgage Asset (Stabilized) LTV Ratio
Mortgage Asset Commitment Original Balance ($) divided by Stabilized Appraised Value.

For pari passu participation Mortgage Assets, Committed Mortgage Asset (Stabilized) LTV Ratio is based on the whole loan original balance divided by Stabilized Appraised Value.

Attribute	Calculation Methodology
Mortgage Asset Maturity Date Stabilized LTV Ratio
Mortgage Asset Balloon Payment ($) divided by Stabilized Appraised Value.

For pari passu participation Mortgage Assets, Mortgage Asset Maturity Date Stabilized LTV Ratio is based on the whole loan balloon balance divided by Stabilized Appraised Value.

Mortgage Asset Most Recent NOI DSCR
Most Recent Actual NOI divided by Annual Debt Service Payment (IO) or Annual Debt Service Payment (P&I), as applicable.

For pari passu participation Mortgage Assets, Mortgage Asset Most Recent NOI DSCR is based on Most Recent Actual NOI divided by whole loan Annual Debt Service Payment (IO) or Annual Debt Service Payment (P&I), as applicable.

Mortgage Asset Most Recent NCF DSCR
Most Recent Actual NCF divided by Annual Debt Service Payment (IO) or Annual Debt Service Payment (P&I), as applicable.

For pari passu participation Mortgage Assets, Mortgage Asset Most Recent NCF DSCR is based on Most Recent Actual NCF divided by whole loan Annual Debt Service Payment (IO) or Annual Debt Service Payment (P&I), as applicable.

Cut-off Date Mortgage Asset Most Recent NOI Debt Yield
Most Recent Actual NOI divided by Mortgage Asset Cut-off Date Balance ($).

For pari passu participation Mortgage Assets, Cut-off Date Mortgage Asset Most Recent NOI Debt Yield is based on Most Recent Actual NOI divided by whole loan Cut-off Balance.

Cut-off Date Mortgage Asset Most Recent NCF Debt Yield
Most Recent Actual NCF divided by Mortgage Asset Cut-off Date Balance ($).

For pari passu participation Mortgage Assets, Cut-off Date Mortgage Asset Most Recent NCF Debt Yield is based on Most Recent Actual NCF divided by whole loan Cut-off Balance.

Mortgage Asset Underwritten NOI DSCR
Underwritten NOI divided by Annual Debt Service Payment (IO) or Annual Debt Service Payment (P&I), as applicable.

For pari passu participation Mortgage Asset Underwritten NOI DSCR is based on Most Recent Actual NOI divided by whole loan Annual Debt Service Payment (IO) or Annual Debt Service Payment (P&I) , as applicable.

Attribute	Calculation Methodology
Mortgage Asset Underwritten NCF DSCR
Underwritten NCF divided by Annual Debt Service Payment (IO) or Annual Debt Service Payment (P&I), as applicable.

For pari passu participation Mortgage Asset Underwritten NCF DSCR is based on Most Recent Actual NCF divided by whole loan Annual Debt Service Payment (IO) or Annual Debt Service Payment (P&I) , as applicable.

Total Debt Underwritten NOI DSCR
For Mortgage Assets which have a Cut-off Date Subordinate Debt ($) balance, Underwritten NOI ($) divided by Annual Debt Service Payment (IO) or Annual Debt Service Payment (P&I), as applicable, grossed up to include Cut-off Date Subordinate Debt ($).

In cases where the subordinate debt interest rate differ from the Mortgage Asset’s interest rate, the Total Debt Underwritten NOI DSCR will be based on the Underwritten NOI ($) divided by the sum of Annual Debt Service Payment (IO) or Annual Debt Service Payment (P&I), as applicable, and the annual debt service payment on the subordinate debt.

Total Debt Underwritten NCF DSCR
For Mortgage Assets which have a Cut-off Date Subordinate Debt ($) balance, Underwritten NCF ($) divided by Annual Debt Service Payment (IO) or Annual Debt Service Payment (P&I), as applicable, grossed up to include Cut-off Date Subordinate Debt ($).

In cases where the subordinate debt interest rate differ from the Mortgage Asset’s interest rate, the Total Debt Underwritten NCF DSCR will be based on the Underwritten NCF ($) divided by the sum of Annual Debt Service Payment (IO) or Annual Debt Service Payment (P&I), as applicable, and the annual debt service payment on the subordinate debt.

Cut-off Date Mortgage Asset Underwritten NOI Debt Yield
Underwritten NOI divided by Mortgage Asset Cut-off Date Balance ($).

For pari passu participation Mortgage Assets, Cut-off Date Mortgage Underwritten NOI Debt Yield is based on Underwritten NOI divided by whole loan Mortgage Asset Cut-off Date Balance ($).

Attribute	Calculation Methodology
Cut-off Date Mortgage Asset Underwritten NCF Debt Yield
Underwritten NCF divided by Mortgage Asset Cut-off Date Balance ($).

For pari passu participation Mortgage Assets, Cut-off Date Mortgage Underwritten NCF Debt Yield is based on Underwritten NCF divided by whole loan Mortgage Asset Cut-off Date Balance ($).

Total Debt Underwritten NOI DY	For Mortgage Assets which have a Cut-off Date Subordinate Debt ($) balance, Underwritten NOI divided by the sum of Mortgage Asset Cut-off Date Balance ($) and Cut-off Date Subordinate Debt ($).
Total Debt Underwritten NCF DY	For Mortgage Assets which have a Cut-off Date Subordinate Debt ($) balance, Underwritten NCF divided by the sum of Mortgage Asset Cut-off Date Balance ($) and Cut-off Date Subordinate Debt ($).
Fully Funded Mortgage Asset Underwritten Stabilized NOI DSCR
Underwritten Stabilized NOI divided by Fully Funded Annual Debt Service Payment ($).

For pari passu participation Mortgage Assets, Fully Funded Mortgage Asset Underwritten Stabilized NOI DSCR is based on Underwritten NOI divided by whole loan Fully Funded Annual Debt Service Payment ($).

Fully Funded Mortgage Asset Underwritten Stabilized NCF DSCR
Underwritten Stabilized NCF divided by Fully Funded Annual Debt Service Payment ($).

For pari passu participation Mortgage Assets, Fully Funded Mortgage Asset Underwritten Stabilized NCF DSCR is based on Underwritten NCF divided by whole loan Fully Funded Annual Debt Service Payment ($).

Fully Funded Mortgage Asset Underwritten Stabilized NOI Debt Yield
Underwritten Stabilized NOI divided by Mortgage Asset Balloon Payment ($).

For pari passu participation Mortgage Assets, Fully Funded Mortgage Asset Underwritten Stabilized NOI Debt Yield is based on Underwritten NOI divided by whole loan Mortgage Asset Balloon Payment ($).

Fully Funded Mortgage Asset Underwritten Stabilized NCF Debt Yield
Underwritten Stabilized NCF divided by Mortgage Asset Balloon Payment ($).

For pari passu participation Mortgage Assets, Fully Funded Mortgage Asset Underwritten Stabilized NCF Debt Yield is based on Underwritten NCF divided by whole loan Mortgage Asset Balloon Payment ($).

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR
Appraisal Stabilized NOI divided by Fully Funded Annual Debt Service Payment ($).

For pari passu participation Mortgage Assets, Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR is based on Underwritten NOI divided by whole loan Fully Funded Annual Debt Service Payment ($).

Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR
Appraisal Stabilized NCF divided by Fully Funded Annual Debt Service Payment ($).

For pari passu participation Mortgage Assets, Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR is based on Underwritten NCF divided by whole loan Fully Funded Annual Debt Service Payment ($).

Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield
Appraisal Stabilized NOI divided by Mortgage Asset Balloon Payment ($).

For pari passu participation Mortgage Assets, Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield is based on Underwritten NOI divided by whole loan Mortgage Asset Balloon Payment ($).

Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield
Appraisal Stabilized NCF divided by Mortgage Asset Balloon Payment ($).

For pari passu participation Mortgage Assets, Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield is based on Underwritten NCF divided by whole loan Mortgage Asset Balloon Payment ($).

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Asset and Attribute:

Mortgage Asset	Compared Attribute or Recomputed Attribute	Company Instruction
Brookdale Corporate Center, Lakeview Center	Mortgage Rate Floor	Provided by the Company
135 E 57th, Louis Vuitton SoHo, Vaughan Place	Mortgage Asset Cut-off Date Balance ($); Cut-off Date Subordinate Debt ($); Mortgage Asset Cut-off Date Future Funding Remaining Balance ($)	Provided by the Company
Columbus Marriott, Colony Palms Hotel, Peery Hotel	Annual Debt Service Payment (P&I)	Per amortization schedule Provided by the Company
Columbus Marriott, Colony Palms Hotel, Peery Hotel	Fully Funded Annual Debt Service Payment ($)	Per amortization schedule Provided by the Company
Columbus Marriott, Colony Palms Hotel, Peery Hotel	Mortgage Asset Balloon Payment ($)	Per amortization schedule Provided by the Company
135 E 57th, Vaughan Place	Cut-off Date Pari Passu Debt ($)	Provided by the Company
Upland Village	As-Is Appraised Value	Provided by the Company
Viceroy Hotel Central Park	Insurance Escrow (Monthly)	Provided by the Company
Viceroy Hotel Central Park	Tax Escrow (Monthly)	Provided by the Company
Columbus Marriott	First Extension Fee ($)	Per amortization schedule Provided by the Company and Loan Agreement
Columbus Marriott	Second Extension Fee ($)	Per amortization schedule Provided by the Company and Loan Agreement
Vaughan Place	Stabilized Appraised Value	Provided by the Company
Perris Plaza	Committed Mortgage Asset Cut-off Date Balance / Unit ($)	Provided by the Company
Perris Plaza	Mortgage Loan Balloon Payment / Unit ($)	Provided by the Company

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